INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Income before Income Tax
Income before income tax consisted of:

	Year Ended December 31,
	2019	2018	2017
Macau operations	$665,591	$522,390	$562,140
Hong Kong operations	(72,676)	(48,385)	(26,111)
Philippine operations	61,768	83,758	36,035
Cyprus operations	16,432	(14,268)	(3,073)
Other jurisdictions operations	(268,548)	(204,361)	(256,781)

Income before income tax	$402,567	$339,134	$312,210

Summary of Income Tax Expense (Credit)
The income tax expense (credit)
consisted
of:

	Year Ended December 31,
	2019	2018	2017
Income tax expense - current
Macau Complementary Tax	$1,130	$676	$13
Lump sum in lieu of Macau Complementary Tax on dividends	2,345	2,341	2,359
Hong Kong Profits Tax	64	46	2,516
Income tax in other jurisdictions	3,571	408	54

Sub-total	7,110	3,471	4,942

Under (over) provision of income taxes in prior years:
Macau Complementary Tax	38	793	(2,575)
Hong Kong Profits Tax	(3)	(2,303)	30
Income tax in other jurisdictions	325	39	(77)

Sub-total	360	(1,471)	(2,622)

Income tax expense (credit) - deferred:
Macau Complementary Tax	(900)	(629)	(3,020)
Hong Kong Profits Tax	(341)	(2,554)	245
Income tax in other jurisdictions	2,110	1,421	445

Sub-total	869	(1,762)	(2,330)

Total income tax expense (credit)	$8,339	$238	$(10)

Schedule of Reconciliation of Income Tax Expense (Credit) from Income Before Income Tax
A reconciliation of the income tax expense (credit) from income before income tax per the accompanying consolidated statements of operations
is as follows:

	Year Ended December 31,
	2019	2018	2017
Income before income tax	$402,567	$339,134	$312,210
Macau Complementary Tax rate	12%	12%	12%
Income tax expense at Macau Complementary Tax rate	48,308	40,696	37,465
Lump sum in lieu of Macau Complementary Tax on dividends	2,345	2,341	2,359
Effect of different tax rates of subsidiaries operating in other jurisdictions	2,178	7,067	181
Under (over) provision in prior years	360	(1,471)	(2,622)
Effect of income for which no income tax expense is payable	(9,763)	(3,035)	(12,526)
Effect of expenses for which no income tax benefit is receivable	54,856	38,468	44,149
Effect of profits generated by gaming operations exempted	(165,947)	(157,367)	(128,145)
Changes in valuation allowances	30,473	12,838	27,259
Expired tax losses	45,529	60,701	31,870

Income tax expense (credit)	$8,339	$238	$(10)

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2019 and 2018 consisted of the following:

	December 31,
	2019	2018
Deferred tax assets
Net operating losses carried forward	$167,293	$155,175
Depreciation and amortization	49,985	39,802
L ease liabilities	104,404	—
Deferred rents	—	36,567
Others	9,373	7,801
Sub-total	331,055	239,345
Valuation allowances	(257,965)	(232,907)
Total deferred tax assets	73,090	6,438
Deferred tax liabilities
Right-of-use assets	(63,011)	—
Land use rights	(46,430)	(47,554)
Intangible assets	(506)	(503)
Unrealized capital allowances	(7,242)	(3,255)
Others	(9,020)	(6,880)
Total deferred tax liabilities	(126,209)	(58,192)
Deferred tax liabilities, net	$(53,119)	$(51,754)

Schedule of Unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:
	Year Ended December 31,
	2019	2018	2017
At beginning of year	$4,929	$2,582	$1,836
Additions based on tax positions related to current year	2,575	2,347	943
Re ductions due to expiry of the statute of limitations	—	—	(197)

At end of year	$7,504	$4,929	$2,582